UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F


			       FORM 13F COVER PAGE




	Report for the Calendar Year or Quarter Ended: Decmeber 31, 2010


Check here if Amendment 		[ ]; Amendment Number: ______

This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	 Gardner Russo & Gardner

Address: 223 East Chestnut Street
	 Lancaster, PA 17602


Form 13F File Number: 028-2635


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Diana Crumay
Title:	Head Account Administrator
Phone:	(717) 299-1385




Signature, Place, and Date of Signing:



				Lancaster, PA                      February 10, 2011
------------------------	-----------------------------     ------------------
[Signature]				[City, State]			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None

				FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:			 0


Form 13F Information Table Entry Total: 	        80


Form 13F Information Table Value Total:          2,627,099
						(thousands)


List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Eaton Vance Sr Income TR    SF SH BEN INT       27826s103      871   121628 SH       Sole                   121628
3M Company                     COM              88579y101      386     4475 SH       Sole                      475              4000
A T & T Inc                    COM              00206r102      240     8153 SH       Sole                     8075                78
Abbott Labs                    COM              002824100    20688   431820 SH       Sole                   384420             47400
AES Corp                       COM              00130h105      333    27300 SH       Sole                    27300
Altria Group Inc               COM              02209s103   165996  6742304 SH       Sole                  6234633            507671
American Express               COM              025816109     3981    92750 SH       Sole                    86300              6450
American Tower Corp Cl A       COM              029912201     3687    71400 SH       Sole                    71400
Anheuser-Busch InBev ADR       COM              03524a108   124969  2188980 SH       Sole                  2010215            178765
Aptargroup Inc                 COM              038336103      851    17884 SH       Sole                    16884              1000
BB&T Corp                      COM              054937107      661    25150 SH       Sole                    25150
Berkshire Hathaway Inc Cl A    COM              084670108   417961     3470 SH       Sole                     3140               330
Berkshire Hathaway Inc Cl B    COM              084670702   112529  1404683 SH       Sole                  1261146            143537
BP PLC ADR                     COM              055622104      375     8486 SH       Sole                     8086               400
Brown-Forman Corp Cl A         COM              115637100   108921  1569066 SH       Sole                  1444137            124929
Brown-Forman Corp Cl B         COM              115637209     8149   117051 SH       Sole                   103305             13746
Carlisle Inc                   COM              142339100     2569    64638 SH       Sole                    64638
Chevron Corp                   COM              166764100     6191    67842 SH       Sole                    66667              1175
Cisco Sys Inc                  COM              17275r102     1284    63450 SH       Sole                    63450
Coca-Cola                      COM              191216100     3944    59961 SH       Sole                    44735             15226
Comcast Corp New Cl A          COM              20030n101      659    29986 SH       Sole                    29742               244
Comcast Corp Special Cl A      COM              20030n200   152877  7346312 SH       Sole                  6762832            583480
Conocophillips                 COM              20825c104     1637    24031 SH       Sole                    22831              1200
Costco Whsl Corp               COM              22160k105     1862    25780 SH       Sole                    24980               800
Crane                          COM              224399105     8013   195097 SH       Sole                   173642             21455
Deere & Co                     COM              244199105      837    10075 SH       Sole                     9850               225
Diageo PLC Sponsored ADR       COM              25243q205    35040   471412 SH       Sole                   417372             54040
Disney Walt Productions        COM              254687106      532    14175 SH       Sole                    13325               850
Dover Corp                     COM              260003108     2066    35350 SH       Sole                    28050              7300
Du Pont E I De Nemours         COM              263534109      854    17118 SH       Sole                    17118
Exxon Mobil Corp               COM              30231g102    14165   193719 SH       Sole                   179822             13897
Fomento Economico Mex Sp ADR   COM              344419106     5012    89625 SH       Sole                    55650             33975
Fulton Finl Corp               COM              360271100     1122   108540 SH       Sole                    80815             27725
General Dynamics Corp          COM              369550108      656     9250 SH       Sole                     9250
General Electric               COM              369604103      339    18520 SH       Sole                    17350              1170
Goldman Sachs Group Inc        COM              38141g104     9871    58700 SH       Sole                    53150              5550
Hasbro Inc                     COM              418056107    44452   942169 SH       Sole                   869541             72628
Heartland Express Inc          COM              422347104      368    22965 SH       Sole                    20765              2200
Herman Miller Inc              COM              600544100    14989   592441 SH       Sole                   511661             80780
Hormel Foods Corp              COM              440452100     6706   130833 SH       Sole                   107083             23750
I B M                          COM              459200101     1409     9600 SH       Sole                     4600              5000
J.P. Morgan Chase              COM              46625h100      776    18300 SH       Sole                      300             18000
Johnson & Johnson              COM              478160104      905    14636 SH       Sole                    14336               300
Lamar Advertising Cl A         COM              512815101      264     6625 SH       Sole                     5515              1110
Leucadia Natl Corp             COM              527288104     3755   128686 SH       Sole                   128486               200
Lexington Corp PPTYS TR        COM              529043101      190    23957 SH       Sole                    23957
Markel Corp                    COM              570535104    11032    29174 SH       Sole                    27044              2130
Martin Marietta Materials      COM              573284106   138761  1504346 SH       Sole                  1389552            114793
Mastercard Inc Cl A            COM              57636q104   133877   597372 SH       Sole                   543442             53930
Mattel Inc                     COM              577081102      580    22825 SH       Sole                    21325              1500
McCormick Inc                  COM              579780206     6747   145000 SH       Sole                   116950             28050
McDonalds Corp                 COM              580135101      611     7960 SH       Sole                     7810               150
Merck  Inc                     COM              58933Y105      237     6586 SH       Sole                     4586              2000
Microsoft Corp                 COM              594918104     5435   194747 SH       Sole                   178667             16080
Monsanto                       COM              61166w101      234     3365 SH       Sole                     2900               465
Northern Trust Corp            COM              665859104      277     5000 SH       Sole                     5000
Pepsico Inc                    COM              713448108     8128   124412 SH       Sole                   117112              7300
Philip Morris International In COM              718172109   454743  7769398 SH       Sole                  7110643            658755
Pioneer Nat Res                COM              723787107      564     6500 SH       Sole                     6500
PNC Bank Corp                  COM              693475105      551     9074 SH       Sole                     8474               600
Praxair Inc                    COM              74005p104     3310    34675 SH       Sole                    29375              5300
Precision Castparts Corp       COM              740189105      919     6600 SH       Sole                     6600
Procter & Gamble               COM              742718109    12583   195606 SH       Sole                   174431             21175
Progressive Corp Ohio          COM              743315103     2673   134514 SH       Sole                   111514             23000
Royal Dutch Shell PLC ADR A    COM              780259206     3606    53994 SH       Sole                    37644             16350
Schlumberger LTD               COM              806857108      549     6575 SH       Sole                     6575
Scotts Miracle-Gro  Cl A       COM              810186106      286     5625 SH       Sole                     2450              3175
Scripps Networks Interactive C COM              811065101    86491  1671323 SH       Sole                  1534536            136787
Staples Inc                    COM              855030102     5783   253980 SH       Sole                   230330             23650
Susquehanna Bancshrs Inc       COM              869099101      190    19581 SH       Sole                    19581
Swiss Helvetia FD Inc          COM              870875101      271    20000 SH       Sole                    20000
Tigerlogic Corp                COM              8867eq101       48    10000 SH       Sole                    10000
Time Warner Inc                COM              887317303      248     7715 SH       Sole                     1049              6666
Unilever NV                    COM              904784709   185747  5915512 SH       Sole                  5388062            527450
Visa Inc Cl A                  COM              92826c839     1763    25050 SH       Sole                    25050
Vornado RLTY TR                COM              929042109      833    10000 SH       Sole                                      10000
Vulcan Materials               COM              929160109      590    13300 SH       Sole                    11900              1400
Wal Mart Stores Inc            COM              931142103     1309    24272 SH       Sole                    22018              2254
Washington Post Cl B           COM              939640108    59318   134968 SH       Sole                   125696              9272
Wells Fargo                    COM              949746101   204866  6610717 SH       Sole                  6043996            566721